Unaudited Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 710,520	$ 821,080
Prepaid expenses	537,780	627,614
Total current assets	1,248,300	1,448,694
Investments held in Trust Account	206,567,832	206,498,802
Total Assets	207,816,132	207,947,496
Current liabilities:
Accounts payable	36,759	3,728
Accounts payable - related party	12,000	8,000
Accrued expenses	1,065,841	182,577
Due to related party		6,252
Franchise tax payable	48,767	61,420
Total current liabilities	1,163,367	261,977
Derivative warrant liabilities	13,164,000	21,226,950
Deferred underwriting commissions	7,227,500	7,227,500
Total liabilities	21,554,867	28,716,427
Commitments and Contingencies
Class A common stock, $0.0001 par value; 18,126,126 and 17,423,106 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	181,261,260	174,231,060
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 2,523,874 and 3,226,894 shares issued and outstanding (excluding 18,126,126 and 17,423,106 shares subject to possible redemption) as of March 31, 2021 and December 31, 2020, respectively	252	322
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,162,500 and 5,750,000 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	516	575	[1]
Additional paid-in capital	1,850,692	8,880,763
Retained earnings (accumulated deficit)	3,148,545	(3,881,651)
Total stockholders’ equity	5,000,005	5,000,009
Total Liabilities and Stockholders’ Equity	$ 207,816,132	$ 207,947,496

[1]	This number included up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.